DEFERRED TAX AND OTHER LONG-TERM ASSETS, NET (Schedule of Deferred Tax and Other Long-Term Assets (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred tax asset ( see Note 19)	[1],[2]	$ 82,852
Prepaid long-term land lease, net (see Note 15C)		3,417	3,537
Fair value of cross currency interest rate swap ( see Note 13D)		18,005
Long term prepaid expenses and others		6,995	910
Deferred tax and other assets, net		$ 111,269	$ 4,447

[1]	In 2017, the Company adopted ASU 2015-17 regarding classification of deferred taxes, prospectively, following which, effective 2017, deferred taxes are not presented as current assets.
[2]	deferred tax assets and liabilities relating to Tower for 2017 are computed based on the Israeli preferred enterprise tax rate of 7.5% and for 2016 are computed based on the effective Israeli statutory tax rate of 20%.